ACQUISITIONS	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
U.S. Wind Portfolio
On March 24, 2021, Brookfield Renewable, alongside institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities of approximately 845 MW and development projects of approximately 400 MW (together, "Oregon Wind Portfolio") located in Oregon, United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $744 million. The total transaction costs of $6 million were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Oregon Wind Portfolio would have been $104 million for the six months ended June 30, 2021.
U.S. Distributed Generation Portfolio
On March 31, 2021, Brookfield Renewable, alongside institutional partners, completed the acquisition of 100% of a distributed generation business (the "U.S. Distributed Generation Portfolio") comprised of 360 MW of operating and under construction assets across approximately 600 sites and 700 MW of development assets, all in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $684 million. The total transaction costs of $2 million were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $39 million for the six months ended June 30, 2021.
The preliminary purchase price allocation, at fair value, as at June 30, 2021, with respect to the acquisitions are as follows:

(MILLIONS)	Oregon Wind Portfolio	U.S. Distributed Generation Portfolio	Total
Cash and cash equivalents	$1	$1	$2
Restricted cash	49	5	54
Trade receivables and other current assets	29	20	49
Property, plant and equipment	1,595	756	2,351
Current liabilities	(11)	(6)	(17)
Current portion of non-recourse borrowings	(74)	(7)	(81)
Financial instruments	(16)	—	(16)
Non-recourse borrowings	(761)	(133)	(894)
Provisions	(35)	(37)	(72)
Other long-term liabilities	(33)	(17)	(50)
Fair value of net assets acquired	744	582	1,326
Goodwill	—	102	102
Purchase price	$744	$684	$1,428